Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Property and Equipment [Line Items]
Beginning balance	$ 1,061,170
Currency realignment		$ (5,280,494)
Ending balance	1,260,237		$ 1,061,170
Carrying Amount, Accumulated Depreciation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	231,926	234,643	234,643
Charges	93,251		130,653
Disposal	(16,554)		(162,134)
Currency realignment	(2,954)		28,764
Ending balance	305,669		231,926
Carrying Amount, Accumulated Depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	3,548	20,402	20,402
Charges	5,983		6,827
Disposal	(736)		(26,081)
Currency realignment	(52)		2,400
Ending balance	8,743		3,548
Carrying Amount, Accumulated Depreciation [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	16,135	45,652	45,652
Charges	12,010		25,094
Disposal	(409)		(60,533)
Currency realignment	(387)		5,922
Ending balance	27,349		16,135
Carrying Amount, Accumulated Depreciation [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	179,020	133,661	133,661
Charges	57,776		78,847
Disposal	(1,151)		(49,342)
Currency realignment	(2,237)		15,854
Ending balance	233,408		179,020
Carrying Amount, Accumulated Depreciation [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	33,223	34,928	34,928
Charges	17,482		19,885
Disposal	(14,258)		(26,178)
Currency realignment	(278)		4,588
Ending balance	36,169		33,223
Carrying Amount, Accumulated Depreciation [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Charges
Disposal
Currency realignment
Ending balance
Carrying Amount, Accumulated Depreciation [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Charges
Disposal
Currency realignment
Ending balance
Carrying Amount, Cost [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,293,096	807,727	807,727
Additions	335,909		975,257
Disposal	(55,773)		(559,957)
Currency realignment	(7,326)		70,069
Ending balance	1,565,906		1,293,096
Carrying Amount, Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	37,571	72,257	72,257
Additions	102,060		40,986
Disposal	(11,282)		(82,794)
Currency realignment	(231)		7,122
Ending balance	128,118		37,571
Carrying Amount, Cost [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	118,706	83,443	83,443
Additions	3,218		117,224
Disposal	(5,078)		(90,196)
Currency realignment	(725)		8,235
Ending balance	116,121		118,706
Carrying Amount, Cost [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,024,909	545,221	545,221
Additions	130,020		578,055
Disposal	(15,156)		(144,579)
Currency realignment	(5,695)		46,212
Ending balance	1,134,078		1,024,909
Carrying Amount, Cost [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	111,910	84,740	84,740
Additions	100,611		65,678
Disposal	(24,257)		(47,008)
Currency realignment	(675)		8,500
Ending balance	187,589		111,910
Carrying Amount, Cost [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Additions			173,314
Disposal			(173,314)
Currency realignment
Ending balance
Carrying Amount, Cost [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance		$ 22,066	22,066
Additions
Disposal			(22,066)
Currency realignment
Ending balance
Carrying Amount [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,061,170
Ending balance	1,260,237		1,061,170
Carrying Amount [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	34,023
Ending balance	119,375		34,023
Carrying Amount [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	102,571
Ending balance	88,772		102,571
Carrying Amount [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	845,889
Ending balance	900,670		845,889
Carrying Amount [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	78,687
Ending balance	151,420		78,687
Carrying Amount [Member] | Machinery [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Ending balance
Carrying Amount [Member] | Work- in-progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Ending balance